Segment Information - (Reconciliation of Segment General and Administration to Consolidated) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting, Other Significant Reconciling Item [Line Items]
Segment general and administrative expenses	$ 162.0	$ 171.8	$ 161.7
Purchase accounting and related adjustments	8.7	12.0	55.2
General and administration	344.6	349.2	387.0
LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Segment general and administrative expenses	248.2	265.2	258.1
Purchase accounting and related adjustments		153.7
General and administration	445.4	490.5	531.1
Operating segments | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Segment general and administrative expenses	248.2	265.2	258.1
Corporate
Segment Reporting, Other Significant Reconciling Item [Line Items]
Corporate general and administrative expenses	120.9		100.9
Corporate | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Corporate general and administrative expenses	123.2	136.1	122.9
Corporate and Reconciling Items
Segment Reporting, Other Significant Reconciling Item [Line Items]
Purchase accounting and related adjustments	12.9	17.1	61.6
Corporate and Reconciling Items | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Purchase accounting and related adjustments	163.0	153.7	195.5
General and administrative expense | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Purchase accounting and related adjustments	8.7	11.6
General and administrative expense | Corporate and Reconciling Items
Segment Reporting, Other Significant Reconciling Item [Line Items]
Purchase accounting and related adjustments	8.7	12.0	55.2
General and administrative expense | Corporate and Reconciling Items | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Share-based compensation expense included in general and administrative expense	65.3	77.6	95.4
Purchase accounting and related adjustments	$ 8.7	$ 11.6	$ 54.7